Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Inventories

	As at 31 December 2019			As at 31 December 2020
	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000
Raw materials	4,567,648	—	4,567,648	2,569,136	—	2,569,136
Work in progress	1,072,040	(78,981)	993,059	696,227	(122,081)	574,146
Finished goods	1,022,335	(33,763)	988,572	591,485	(46,652)	544,833
Spare parts and consumables	247,873	(42,718)	205,155	260,431	(59,800)	200,631

	6,909,896	(155,462)	6,754,434	4,117,279	(228,533)	3,888,746